FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
SUMMARY OF CHANGE IN FAIR VALUE OF DERIVATIVE WARRANT LIABILITIES

		Private
	Public	Placement	Warrant
	Warrants	Warrants	Liability
Derivative warrant liabilities at December 31, 2021	$—	$—	$—
Initial fair value at issuance of public and private placement warrants	3,521,870	2,258,677	5,780,547
Change in fair value	(1,905,870)	(1,730,725)	(3,636,595)
Transfer of public warrants to Level 1 measurement	(1,616,000)	—	(1,616,000)
Level 3 derivative warrant liabilities as of March 31, 2022	—	527,952	527,952
Change in fair value	—	(280,952)	(280,952)
Level 3 derivative warrant liabilities as of June 30, 2022	—	247,000	247,000
Change in fair value	—	(118,000)	(118,000)
Level 3 derivative warrant liabilities as of September 30, 2022	—	129,000	129,000
Change in fair value	—	14,000	14,000
Transfer of Private Placement Warrants to Level 2 measurement	—	(143,000)	(143,000)
Level 3 derivative warrant liabilities as of December 31, 2022	—	—	—
Change in fair value	—	—	—
Level 3 derivative warrant liabilities as of March 31, 2023	$—	$—	$—
Change in fair value	—	—	—
Level 3 derivative warrant liabilities as of June 30, 2023	$—	$—	$—
	Public Warrants	Private Placement Warrants	Total Derivative Warrant Liability
Fair value at August 6, 2021 (inception)	—	—	—
Derivative warrant liabilities as of December 31, 2021	$—	$—	$—
Initial fair value at issuance	3,521,870	2,258,677	5,780,547
Change in fair value	(1,905,870)	(1,730,725)	(3,636,595)
Derivative warrant liabilities as of March 31, 2022	$1,616,000	$527,952	$2,143,952
Change in fair value	(858,500)	(280,952)	(1,139,452)
Derivative warrant liabilities as of June 30, 2022	$757,500	$247,000	$1,004,500
Change in fair value	(353,500)	(118,000)	(471,500)
Derivative warrant liabilities as of September 30, 2022	$404,000	$129,000	$533,000
Change in fair value	42,420	14,000	56,420
Derivative warrant liabilities as of December 31, 2022	$446,420	$143,000	$589,420
Change in fair value	58,580	20,000	78,580
Derivative warrant liabilities as of March 31, 2023	$505,000	$163,000	$668,000
Change in fair value	(220,180)	(71,000)	(291,180)
Derivative warrant liabilities as of June 30, 2023	$284,820	$92,000	$376,820

		Private
	Public	Placement	Warrant
	Warrants	Warrants	Liability
Derivative warrant liabilities at December 31, 2021	$—	$—	$—
Initial fair value at issuance of public and private warrants	3,521,870	2,258,677	5,780,547
Change in fair value	(1,905,870)	(2,115,677)	(4,021,547)
Transfer of Public Warrants to Level 1 measurement	(1,616,000)	—	(1,616,000)
Transfer of Private Placement Warrants to Level 2 measurement	—	(143,000)	(143,000)
Level 3 derivative warrant liabilities at December 31, 2022	$—	$—	$—

The following table presents the changes in the fair value of derivative warrant liabilities as of December 31, 2022 and 2021:

		Private
	Public	Placement	Warrant
	Warrants	Warrants	Liability
Derivative warrant liabilities at December 31, 2021	$—	$—	$—
Initial fair value at issuance	3,521,870	2,258,677	5,780,547
Change in fair value	(3,075,450)	(2,115,677)	(5,191,127)
Derivative warrant liabilities at December 31, 2022	$446,420	$143,000	$589,420

SUMMARY OF FAIR VALUE HIERARCHY THE COMPANY’S ASSETS AND LIABILITIES THAT WERE ACCOUNTED FOR AT FAIR VALUE ON RECURRING BASIS

The following tables set forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis at June 30, 2023:

	(Level 1)	(Level 2)	(Level 3)
Assets
Cash and marketable securities held in trust account	$60,198,874	$—	$—
Liabilities
Public Warrants	$284,820	$—	$—
Private Placement Warrants	$—	$92,000	$—

The following tables set forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2022:

Assets
Cash and marketable securities held in trust account	$206,879,903	$—	$—
Liabilities
Public Warrants	$446,420	$—	$—
Private Placement Warrants	$—	$143,000	$—

The following tables set forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2022. There were no fair value measurements as of December 31, 2021.

	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and marketable securities held in Trust Account	$206,879,903	$—	$—
Liabilities:
Public Warrants	$446,420	$—	$—
Private Placement Warrants	$—	$143,000	—

SUMMARY OF FAIR VALUE MEASUREMENTS INPUTS

The key inputs into the Black Scholes Merton model formula were as follows at February 9, 2022:

Private Placement
Warrants
Ordinary Share price	$9.08
Exercise price	$11.50
Risk-free rate of interest	1.80%
Volatility	9.43%
Term	5.99
Warrant to buy one share	$0.35
Dividend yield	0.00%
	June 30,	December 31,
	2023	2022
Ordinary Share price	$10.62	$10.23
Exercise price	$11.50	$11.50
Risk-free rate of interest	4.07%	3.94%
Volatility	0.00%	0.00%
Term	5.25	5.50
Warrant to buy one share	$0.01	$0.02
Dividend yield	0.00%	0.00%

The key inputs into the Black Scholes Merton model were as follows at February 9, 2022:

Private Placement
Warrants
Ordinary share price	$9.08
Exercise price	$11.50
Risk-free rate of interest	1.80%
Volatility	9.43%
Term	5.99
Warrant to buy one share	$0.35
Dividend yield	0.00%

The key inputs into the Monte Carlo simulation model were as follows at December 31, 2022:

Private Placement
Warrants
Ordinary share price	$10.23
Exercise price	$11.50
Risk-free rate of interest	3.94%
Volatility	0.00%
Term	5.50
Warrant to buy one share	$0.02
Dividend yield	0.00%